Intangible Assets, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Intangible Assets, Net (Details) [Line Items]
Amortization expenses intangible assets	¥ 30,781	¥ 41,447	¥ 23,355
Estimated amortization expenses for next twelve months	16,034
Estimated amortization expenses for year two	14,875
Estimated amortization expenses for year three	13,680
Estimated amortization expenses for year four	11,382
Estimated amortization expenses for year five	8,067
Estimated amortization expenses thereafter	22,995
Discontinued Operations [Member]
Intangible Assets, Net (Details) [Line Items]
Amortization expenses intangible assets	¥ 14,639	¥ 14,696	¥ 9,142